Financial Instruments - Schedule of Remaining Contractual Maturities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
1 year or less [Member]
Non-derivatives
Trade payables	$ 274,380	$ 501,424
Other payables	959,274	918,595
Government liabilities, percentage
Total non-derivatives	1,233,654	1,420,019
Between 1 and 2 years [Member]
Non-derivatives
Trade payables
Other payables
Government liabilities, percentage
Total non-derivatives
Between 2 and 5 years [Member]
Non-derivatives
Trade payables
Other payables
Government liabilities, percentage
Total non-derivatives
Over 5 years [Member]
Non-derivatives
Trade payables
Other payables
Government liabilities, percentage	16,943	6,088
Total non-derivatives	16,943	6,088
Remaining contractual maturities [Member]
Non-derivatives
Trade payables	274,380	501,424
Other payables	979,274	918,595
Government liabilities, percentage	16,943	6,088
Total non-derivatives	$ 1,250,597	$ 1,426,107